Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objectives And Policies [Abstract]
Financial risk management objectives and policies
Note 24—Financial risk management objectives and policies
The Group’s financial instruments comprise: a syndicated loan, Eurobonds, US dollar bonds (144A), a Euro-dominated Private Placement, a German Bond (‘Schuldschein’), financing facilities from European Investment Bank, deeply-subordinated loans, committed credit facilities for specified satellites and projects, cash, money market funds and short-term deposits.
The main purpose of the debt instruments is to raise funds to finance the Group’s day-to-day
operations, as well as for other general business purposes. The Group has various other financial assets and liabilities such as trade receivables and trade payables, which arise directly from its operations.

The main risks arising from the Group’s financial instruments are liquidity risks, foreign currency risks, interest rate risks and credit risks. The general policies are periodically reviewed and approved by the board.

1	Liquidity risk
The Group’s objective is to efficiently use cash generated to maintain borrowings at an appropriate level. In case of liquidity needs, the Group can call on committed syndicated loan, and EIB uncommitted loans. In addition, if deemed appropriate based on prevailing market conditions, the Group can access additional funds through the European Medium-Term Note programme. The Group’s debt maturity profile is tailored to allow the Company and its subsidiaries to cover repayment obligations as they fall due.
The Group operates a centralised treasury function which manages, amongst others, the liquidity of the Group to optimise the funding costs. This is supported by a daily cash pooling mechanism.
Liquidity is monitored regularly through a review of cash balances, the drawn and issued amounts and the availability of additional funding under committed credit lines, the commercial paper programme and the EMTN Programme (EUR

3,411

million as at 31 December 2025 and EUR

6,752
 million as at 31 December 2024—more details in Note 2
9
).
The table below summarises the projected contractual undiscounted cash flows of the non-derivative
financial liabilities based on the maturity profile as at 31 December 2025 and 2024.

€ million	Within 1 year	Between 1 and 5 years	After 5 years	Total
As at 31 December 2025:
Borrowings	803	3,569	1,988	6,360
Future interest commitments	214	853	497	1,564
Trade and other payables	973	—	—	973
Other long-term liabilities	—	36	—	36
Lease liabilities	110	412	270	792
Fixed assets suppliers	279	164	—	443
Total maturity profile	2,264	5,149	2,755	10,168

As at 31 December 2024:
Borrowings	273	2,509	1,773	4,555
Future interest commitments	160	552	638	1,350
Trade and other payables	663	—	—	663
Other long-term liabilities	—	56	—	56
Lease liabilities	19	28	8	55
Fixed assets suppliers	184	426	—	610
Total maturity profile	1,299	3,571	2,419	7,289

2	Foreign currency risk
SES is active in markets outside the Eurozone, with business operations in many locations throughout the world. The Group’s main exposures to
foreign currency at the end of the reporting period are in respect of balances denominated in US dollars related to cash and cash equivalents (2025: EUR 289 million; 2024: EUR 2,338 million), intercompany balances (2025: EUR
1,819 million; 2024: EUR
-2,048 million
),
 fixed assets suppliers (2025: EUR
- 83
million; 2024: EUR -
192
million), CCS (2025: EUR
-987
million; 2024: nil), net external debt (2025: EUR -383 million; 2024: EUR nil), CVR (2025: EUR
-750
million; 2024: nil).

The aggregate net foreign exchange gains/ losses recognized in profit or loss were:

	2025	2024	2023
Net foreign exchange gain included in main currencies	-29	2	3
Net foreign exchange gain/ (loss) included in other currencies	3	-1	2
Net foreign exchange gain included in foreign exchange transactions	10	4	8

Total	-16	5	13
SES uses certain financial instruments to manage its exposure to fluctuations in foreign currency exposure rates. Examples used to mitigate such exposures are the spot or forward buying and selling of foreign currencies, creating natural hedges (for example intercompany loans, quasi-equity qualification of such intercompany loans, intercompany dividend distributions), and external hedging, whereby speculative foreign exchange trading is disallowed under internal policies.
The Group may enter into forward currency contracts to eliminate or reduce the currency exposure arising from individual capital expenditure projects such as satellite procurements, tailoring the maturities to each milestone payment to maximise effectiveness. Depending on the functional currency of the entity with the capital expenditure commitment, the foreign currency risk may be in euro or in US dollar. The forward contracts are in the same currency as the hedged item and can cover up to 100% of the total value of the contract.
The Group has a corresponding exposure in the consolidated income statement, excluding the impacts of
C-band
repurposing, of EUR
1,790
 million or
68
% of the Group’s revenue and other income (202
4
: EUR
1,209
 million or
60.4
%) and EUR
802
 million or
57
% of its operating expenses (202
4
: EUR
492
 million or
45.0
%) being denominated in US dollars.

3	Fair value hedge
On 27 June 2025, the Group put in place a fair value hedge of the foreign currency exposure, through the use of the EUR/USD final exchange leg of a CCS. The hedge ratio is set at
1:1
(100%), meaning that the notional amount of the USD leg of the CCS is exactly equal to the principal value of the
USD-denominated
intercompany loan and/or cash and cash equivalents held by the Group. The hedged item is USD 1.2 billion cash, cash equivalents and/or USD intercompany loan(s) and the hedging instrument is the USD final exchange leg of the CCS of the same amount. The fair value hedge in respect of the spot component changes of the swap derivative amounts to EUR 8 million and is presented in the consolidated statement of comprehensive income. SES has elected to exclude from the hedge designation all components of the CCS fair value that are not attributable to spot movements. The excluded components are accounted separately in the consolidated statement of comprehensive income.

$ million	2025
USD statement of financial position exposure:
Cash and cash equivalents	0
Intercompany loan	1,160
Total	1,160
Hedged with:
USD final exchange leg of the CCS	1,160

Total	1,160

Hedged proportion	100%

4	Cash flow hedges
In April 2025, the Group has put in place a cash flow hedge to manage foreign exchange risk related to the
USD-denominated
payment for the acquisition of Intelsat and to mitigate income statement volatility resulting from the accumulation of USD liquidity for the transaction. The hedging instrument was the USD balance of the money market funds from 1 April 2025 until 17 July 202
5
, the date of Intelsat’s acquisition, as well as foreign exchange contracts. The fair value loss on cash flow hedges, net of tax amounted to EUR 17 million and was presented against the goodwill recognized at acquisition date.

5	Hedge of net investment in foreign operations
As at 31 December 202
5
, certain borrowings denominated in US dollars were designated as hedges of the net investments in SES Americom
,
Inc. and its subsidiaries (‘SES Americas’), SES Holdings (Netherlands) BV and its subsidiaries (‘SES Netherlands’) and MX1 Limited to hedge the Group’s exposure to foreign exchange risk on these investments.
In July 2025, following Intelsat acquisition, USD 550 million of the Term Loan Agreement was designated as hedge of the net investment in Intelsat Jackson Holdings
S.à r.l. (formerly Intelsat Jackson Holdings S.A.)
.
As at 31 December 2025, all designated net investment hedges were assessed to be highly effective and a total gain of EUR 22 million, stated net of tax of EUR 8 million is included as part of other comprehensive income for the period (2024:
loss
of EUR
11
 million, stated net of tax of EUR 4 million).
The following table sets out the hedged portion of USD statement of financial position exposure as at 31 December:

$ million	2025	2024
USD statement of financial position exposure:
SES Americas	700	225
SES Netherlands	889	1,797
MX1 Limited, Israel	16	17
Intelsat Jackson Holdings S.à r.l.	5,863	—
Total	7,468	2,039
Hedged with:
US Bonds	250	250
Term Loan Agreement	550	—

Total	800	250

Hedged proportion	11%	12%

The
 following table demonstrates the sensitivity to a +/-
20
% change in the US dollar exchange rate on the nominal amount of the Group’s US dollar net investment, with all other variables held constant. All value changes are eligible to be recorded in other comprehensive income with no impact on profit and loss.
At the beginning of 2025 the dollar dropped sharply, then recovered modestly as markets reassessed the Federal Reserve’s policy, after which it remained relatively stable for the remainder of the year. Looking ahead to 2026, the analysts expect a continued, gradual weakening of the USD.

31 December 2025	Amount in USD million	Amount in EUR million at closing rate of $1.175	Amount in EUR million at rate of $1.41	Amount in EUR million at rate of 0.94
USD statement of financial position exposure:
SES Americas	700	596	497	745
SES Netherlands	889	756	630	945
MX1 Limited, Israel	16	13	11	17
Intelsat Jackson Holdings S.à r.l.	5,863	4,991	4,158	6,237
Total	7,468	6,356	5,296	7,944
Hedged with:
US Bonds	250	213	177	266
Term Loan Agreement	550	468	390	585

Total	800	681	567	851

Hedged proportion	11%

Absolute difference without hedging			(1,059)	1,589
Absolute difference with hedging			(946)	1,419

31 December 2024	Amount in USD million	Amount in EUR million at closing rate of 1.04	Amount in EUR million at rate of 1.25	Amount in EUR million at rate of 0.83
USD statement of financial position exposure:
SES Americas	225	217	180	272
SES Netherlands	1,797	1,730	1,438	2,166
MX1 Limited, Israel	17	16	14	20
Total	2,039	1,963	1,632	2,458
Hedged with:
US Bonds	250	241	200	301
Other external borrowings	—	—	—	—

Total	250	241	200	301

Hedged proportion	12%

Absolute difference without hedging			(331)	494
Absolute difference with hedging			(291)	433

6	Interest rate risk
The Group’s exposure to market interest rate risk relates primarily to its debt portion at floating rates. In order to mitigate this risk, the Group generally contracts its debt at fixed rates, and monitors carefully the evolution of market conditions, adjusting the mix between fixed and floating rate debt if necessary.

To mitigate the Group’s interest rate risk in connection with near-term debt refinancing needs, the Group may from time to time enter into interest rate hedges. As per 31 December 2025 and 31 December 2024, the Group had no interest rate hedges outstanding.
The table below summarises the split of the carrying amount of the Group’s debt between fixed and floating rate.

€ million	At fixed rates	At floating rates	Total
Borrowings at 31 December 2025	5,150	1,155	6,305
Borrowings at 31 December 2024	4,510	10	4,520

Euro interest rates € million	Floating rate borrowings	Increase in rates Pre-tax impact	Decrease in rates Pre-tax impact
Borrowings at 31 December 2025	1,155	0	4
Borrowings at 31 December 2024	10	0	—
The Group’s debt portion at floating rate is the EIB loan, a USD denominated TLA and junior loan. The interest rate risk was calculated based on prognosis for interest rate fluctuations.

7	Customer credit risk
The Group has the following types of financial assets subject to the ‘expected credit loss’ model: trade receivables; unbilled accrued revenue; and
C-band
repurposing reimbursement receivables.
It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. To measure expected credit losses on trade receivables and unbilled accrued revenue, they are grouped based on shared credit risk characteristics, country and days past due. Unbilled accrued revenues have substantially the same risk characteristics as trade receivables for the same types of contracts and so management believes that the expected loss rates for trade receivables are a reasonable approximation of those for unbilled accrued revenue.

The credit verification procedures in relation to trade receivables and unbilled accrued revenue include the assessment of the creditworthiness of the customer by using sources of quality information such as external specialist reports, audited annual reports, press articles or rating agencies. Should the customer be a governmental entity, the official debt rating of the respective country is a key driver in determining the appropriate credit risk category.
Following this credit analysis, the customer is classified into a credit risk category which can be as follows: ‘Prime’ (typically publicly rated and listed entities), ‘Market’ (usually higher growth companies with higher leverage),
‘Sub-prime’
(customers for which viability is dependent on continued growth with higher leverage), or Government (governments or governmental institutions, subject to the corresponding country meeting minimum credit rating criteria). The credit profile is updated at least once a year for all key customers with an ongoing contractual relationship.
There are no significant concentrations of credit risk, whether through exposure to individual customers, specific industry sectors and/or regions.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses for trade receivables and unbilled accrued revenue by measuring the loss allowance at an amount equal to lifetime expected credit losses. To measure the expected credit losses, trade receivables and unbilled accrued revenue have been grouped in portfolios based on shared credit risk characteristics (credit risk profile: Prime, Market,
Sub-prime,
and Government), World bank defined regions ( East Asia and Pacific, Europe and Central Asia, Latin America and the Caribbean, Middle East and North Africa, North America, South Asia,
Sub-Saharan
Africa) and the days past due. SES incorporates forward-looking information through the country risk premium. For sub-prime segments, the historical ECL rate is compared to the relevant country risk premium and increased when lower, ensuring the provision reflects forward-looking sovereign and macro-economic risk
In order to compute the provision, the gross trade receivables balance is reduced for any portion representing deferred revenue and any securities held. Trade receivables and unbilled accrued revenue are written off when there is no reasonable expectation of recovery. The Group’s largest customers are large media companies and government agencies, and hence the credit risk associated with these contracts is assessed as low.
The Company calculates loss expectancy rates based on the history of losses to create a provision matrix. On that basis, the provision as at 31 December 2025 and 31 December 2024 is as follows:
€ million

31 December 2025	Current	Less than 1 month	Between 1 and 3 months	More than 3 months	Total
Average expected loss rate (by portfolio)	5.6%	9.2%	13.0%	29.5%
Gross carrying amount – trade receivables	163	178	111	124	576
Provision	25	—	—	10	35
31 December 2024	Current	Less than 1 month	Between 1 and 3 months	More than 3 months	Total
Average expected loss rate (by portfolio)	2.8%	3.9%	7.0%	13.1%
Gross carrying amount – trade receivables	208	51	38	133	430
Provision	2	—	—	14	16
The provision in respect of unbilled accrued revenue as at 31 December 2025 amounts to EUR
64
 million and the corresponding expected credit loss is
21
% (31 December 2024: EUR
34
 million,
12
%).
An amount of EUR 19 million (2024: EUR 1 million) was expensed in 2025 reflecting an increase in the IFRS 9 related provision for trade and other receivables.
Additional provisions are recorded for trade receivable balances if specific circumstances or forward-looking information lead the Group to believe that additional collectability risk exists with respect to customers that are not reflected in the loss expectancy rates. A cumulative provision for trade receivables of EUR 70 million has been recorded as of 31 December 2025 (31 December 2024: EUR 80 million).
The movement in provisions for trade receivables and unbilled accrued revenue as at 31 December 2025 and 2024 are as follows:

	Trade receivables			Unbilled accrued revenue
€ million	2025	2024	2023	2025	2024	2023
At 1 January	80	96	100	34	18	14
Business combination	21			2
Increase in provision recognized in profit or loss	16	30	41	32	9	1
Receivables written off as uncollectible	(15)	(18)	(13)	(5)	8	8
Unused amount reversed	(27)	(31)	(29)	(2)	(2)	(1)
Other movements	—	—	—	6	—	(3)
Impact of currency translation	(5)	3	(3)	(3)	1	(1)
At 31 December	70	80	96	64	34	18

8	Financial credit risk
With respect to the credit risk relating to financial assets, this exposure relates to the potential default of the counterparty, with the maximum exposure being equal to the carrying amount of these instruments. The counterparty risk from a cash management perspective is reduced by the implementation of several cash pools, accounts and related paying platforms with different counterparties.
To mitigate the counterparty risk, the Group only deals with recognized financial institutions with an appropriate credit rating - generally ‘A’ and above - and in adherence to a maximum trade limit for each counterparty which has been approved for each type of transactions. All counterparties are financial institutions which are regulated and controlled by the national financial supervisory authorities in the relevant jurisdiction. The counterparty risk portfolio is analysed on a quarterly basis. Moreover, to mitigate any counterparty risk, the portfolio is diversified as regards the main counterparties ensuring a well-balanced relation for all categories of products (derivatives as well as deposits).

9	Capital management
The Group aims to have a balanced mix of equity and debt capital. In addition, it is the Group’s policy is to attain and retain an investment grade rating from at least two reputable rating agencies. These investment grade ratings serve to maintain investor, creditor, and market confidence. Within this framework, the Group manages its capital structure and liquidity in order to reflect changes in economic conditions to keep its cost of debt low, maintain the confidence of debt investors at a high level and to create added value for shareholders.
The Group’s dividend policy takes into account the financial performance of the year, business plan cash flow requirements and other factors such as yield and pay-out
ratio.